Operations (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contingent consideration		R$ 77.0
Post closing adjustment amount	R$ 6,600.0
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Acquisition amount		634.3
Deposit		670.0
Cozani [Member]
IfrsStatementLineItems [Line Items]
Contingent consideration		7,211.6
Acquisition amount		4,575.2
Acquisition capital gains on assets		3,039.0
Acquisition customer portfolio amount		253.7
Goodwill recognized during acquisition		R$ 2,636.4
TIM Brasil Servicos E Participacoes S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary		66.59%	66.59%